EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Disclosure of earnings per share

	Years ended December 31
(In millions of dollars, except per share amounts)	2019	2018

Numerator (basic) - Net income for the year	2,043	2,059

Denominator - Number of shares (in millions):
Weighted average number of shares outstanding - basic	512	515
Effect of dilutive securities (in millions):
Employee stock options and restricted share units	1	1

Weighted average number of shares outstanding - diluted	513	516

Earnings per share:
Basic	$3.99	$4.00
Diluted	$3.97	$3.99